CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Ordinary Shares		Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Total
Balance at the beginning at Dec. 31, 2021		$ 14,731		$ 41,564,418	$ 898,133	$ 28,996,464	$ 2,587,543	$ 74,061,289
Balance at the beginning (in shares) at Dec. 31, 2021	[1]	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(23,738,837)		(23,738,837)
Foreign currency translation adjustments							(4,885,827)	(4,885,827)
Balance at the end at Dec. 31, 2022		$ 14,731		41,564,418	898,133	5,257,627	(2,298,284)	45,436,625
Balance at the end (in shares) at Dec. 31, 2022	[1]	1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(1,845,170)		(1,845,170)
Foreign currency translation adjustments							(1,231,344)	(1,231,344)
Balance at the end at Dec. 31, 2023		$ 14,731		41,564,418	898,133	3,412,457	(3,529,628)	$ 42,360,111
Balance at the end (in shares) at Dec. 31, 2023		1,534,487	[1]					1,534,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(26,871,234)		$ (26,871,234)
Foreign currency translation adjustments							(665,119)	(665,119)
Balance at the end at Dec. 31, 2024		$ 14,731		$ 41,564,418	$ 898,133	$ (23,458,777)	$ (4,194,747)	$ 14,823,758
Balance at the end (in shares) at Dec. 31, 2024		1,534,487	[1]					1,534,487

[1]	Retrospectively restated to give effect to a share consolidation at a ratio of one-for-three and one fifth (3.2) ordinary shares effective on May 24, 2022 and a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023 (Note 15).